Credit risk exposure and allowances - Disclosure Of Allowances (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	$ 6,397,541	$ 21,002,993
Loss allowances on loan commitments and financial guarantees	1,030,995	2,881,944
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,185,129)	(7,462,820)
Loss allowances on loan commitments and financial guarantees	(392,221)	(768,373)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,464,053	4,053,685
Loss allowances on loan commitments and financial guarantees	276,160	582,800
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(180,031)	(281,474)
Loss allowances on loan commitments and financial guarantees	(10,831)	(6,064)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	35,126	34,734
Loss allowances on loan commitments and financial guarantees	13,288	2,291
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,440,920	(11,117,150)
Loss allowances on loan commitments and financial guarantees	316,014	(2,187,527)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	24,829,685	21,755,487
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	1,479,405	4,664,340
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(19,311,837)	(15,800,149)
Loss allowances on loan commitments and financial guarantees	(387,944)	(3,247,528)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	202,373	251,963
Loss allowances on loan commitments and financial guarantees	79,312	58,163
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,859,760)	(6,039,728)
Loss allowances on loan commitments and financial guarantees	(646,673)	(949,051)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,832,941	6,397,541
Loss allowances on loan commitments and financial guarantees	1,757,505	1,030,995
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	23,554,329	23,850,167
Loss allowances on loan commitments and financial guarantees	522,532	1,057,407
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	12,661,601	22,419,053
Loss allowances on loan commitments and financial guarantees	1,700,323	2,334,030
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(6,344,709)	(14,518,091)
Loss allowances on loan commitments and financial guarantees	(1,097,184)	(2,068,077)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,798,999)	(8,180,064)
Loss allowances on loan commitments and financial guarantees	(26,366)	(36,999)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	162,508	143,076
Loss allowances on loan commitments and financial guarantees	6,470	5,967
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,433,358)	8,850,415
Loss allowances on loan commitments and financial guarantees	146,048	(308,095)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	17,467,913	3,843,693
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	97,439	194,795
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,805,618)	(3,497,195)
Loss allowances on loan commitments and financial guarantees	(142,946)	(270,671)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(81)	(8)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	123,341	240,912
Loss allowances on loan commitments and financial guarantees	2,238	10,963
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(13,513,099)	(9,597,629)
Loss allowances on loan commitments and financial guarantees	(326,061)	(396,788)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	24,073,828	23,554,329
Loss allowances on loan commitments and financial guarantees	882,493	522,532
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,170,706	1,177,996
Loss allowances on loan commitments and financial guarantees	61,915	47,368
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	92
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(10,025)	(508,955)
Loss allowances on loan commitments and financial guarantees	(268)	(48,901)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(160,356)	(71,904)
Loss allowances on loan commitments and financial guarantees	(2,437)	(35)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	131,738	15,848
Loss allowances on loan commitments and financial guarantees	748
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(866,472)	1,138,133
Loss allowances on loan commitments and financial guarantees	(32,171)	75,189
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	876,569	794,838
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	2,474	45,556
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(773,928)	(1,037,751)
Loss allowances on loan commitments and financial guarantees	(16,288)	(38,988)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	57,407	120,306
Loss allowances on loan commitments and financial guarantees		5,351
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(305,512)	(457,805)
Loss allowances on loan commitments and financial guarantees	(9,671)	(23,625)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	120,219	1,170,706
Loss allowances on loan commitments and financial guarantees	4,302	61,915
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	10,141,888	7,234,337
Loss allowances on loan commitments and financial guarantees	47,415	21,692
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	10,860,174	17,855,207
Loss allowances on loan commitments and financial guarantees	102,977	194,172
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,123,740)	(2,658,626)
Loss allowances on loan commitments and financial guarantees	(95,114)	(126,855)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,442,614	2,663,622
Loss allowances on loan commitments and financial guarantees	42,161	(2,558)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,513,471	1,004,665
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	14,504	16,887
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,448,519)	(2,629,232)
Loss allowances on loan commitments and financial guarantees	(32,937)	(38,427)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(7,982,349)	(8,676,418)
Loss allowances on loan commitments and financial guarantees	(104)	(243)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,894	1,722
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(5,357,450)	(4,653,389)
Loss allowances on loan commitments and financial guarantees	(29,108)	(17,253)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	9,047,983	10,141,888
Loss allowances on loan commitments and financial guarantees	49,794	47,415
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	5,419,328	4,581,497
Loss allowances on loan commitments and financial guarantees		3,820
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	168,872	111,365
Loss allowances on loan commitments and financial guarantees	7,301	17,074
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(131,816)	(153,131)
Loss allowances on loan commitments and financial guarantees	(17,851)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	248,182	2,589,691
Loss allowances on loan commitments and financial guarantees	12,613	(20,454)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	105,952	677,017
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(146,605)	(731,505)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,643,858)	(100,503)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	353,891	234,652
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,255,918)	(1,789,755)
Loss allowances on loan commitments and financial guarantees	(1,959)	(440)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,118,028	5,419,328
Loss allowances on loan commitments and financial guarantees	104
Total credit impaired [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	46,683,792	57,846,990
Loss allowances on loan commitments and financial guarantees	1,662,857	4,012,231
Total credit impaired [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	9,476,564	14,956,233
Loss allowances on loan commitments and financial guarantees	1,308,102	1,565,657
Total credit impaired [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,890,681)	(10,973,361)
Loss allowances on loan commitments and financial guarantees	(821,292)	(1,534,178)
Total credit impaired [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	5,889,660	9,433,130
Loss allowances on loan commitments and financial guarantees	70,644	168,148
Total credit impaired [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,926,184)	(2,618,099)
Loss allowances on loan commitments and financial guarantees	(92,459)	(118,597)
Total credit impaired [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,831,886	4,124,711
Loss allowances on loan commitments and financial guarantees	484,665	(2,443,445)
Total credit impaired [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	44,793,590	28,075,700
Total credit impaired [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	1,593,822	4,921,578
Total credit impaired [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(25,486,507)	(23,695,832)
Loss allowances on loan commitments and financial guarantees	(580,115)	(3,595,614)
Total credit impaired [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(11,626,288)	(8,776,929)
Loss allowances on loan commitments and financial guarantees	(104)	(243)
Total credit impaired [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	738,906	849,555
Loss allowances on loan commitments and financial guarantees	81,550	74,477
Total credit impaired [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(25,291,739)	(22,538,306)
Loss allowances on loan commitments and financial guarantees	(1,013,472)	(1,387,157)
Total credit impaired [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	41,192,999	46,683,792
Loss allowances on loan commitments and financial guarantees	$ 2,694,198	$ 1,662,857